Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Reporting Information [Line Items]
Lease rental income	$ 600,873		$ 619,760		$ 612,704
Trading container margin	3,532		7,398		3,450
Gain on sale of owned fleet containers, net	27,230		21,397		36,071
Depreciation expense	261,665		260,372		249,500
Container lessee default recovery, net	1,675
Interest expense	123,230		153,185		138,427
Write-off of unamortized deferred debt issuance costs and bond discounts	8,750				881
Realized (loss) gain on derivative instruments, net	(12,295)		1,946		5,238
Unrealized loss on derivative instruments, net	(6,044)		(15,442)		(5,790)
Segment income (loss) before income tax and noncontrolling interests (1)	73,299	[1]	58,504	[1]	56,275
Total assets	5,741,376		5,202,617		4,768,769
Purchase of containers and fixed assets	968,398		433,677		766,006
Payments on container leaseback financing receivable	116,263
Container lessee default expense, net			7,867		17,948
Payments on container leaseback financing receivable	116,263		281,445
Income before income taxes and non controlling interest	73,299	[1]	58,504	[1]	56,275
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	538,425		517,859		501,362
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	62,448		101,901		111,342
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	537,534		516,307		498,414
Gain on sale of owned fleet containers, net	27,230		21,397		36,071
Depreciation expense	268,401		266,832		255,442
Container lessee default recovery, net	1,675
Interest expense	122,863		152,914		138,427
Write-off of unamortized deferred debt issuance costs and bond discounts	8,750		0		881
Realized (loss) gain on derivative instruments, net	(12,295)		1,946		5,238
Unrealized loss on derivative instruments, net	(6,044)		(15,442)		(5,790)
Segment income (loss) before income tax and noncontrolling interests (1)	41,831	[1]	14,296	[1]	26,166
Total assets	5,641,866		5,101,301		4,648,938
Purchase of containers and fixed assets	968,204		420,971		765,297
Payments on container leaseback financing receivable	116,263
Container lessee default expense, net			7,867		17,948
Payments on container leaseback financing receivable			281,445
Income before income taxes and non controlling interest	41,831	[1]	14,296	[1]	26,166
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	537,534		516,307		498,414
Container Management
Segment Reporting Information [Line Items]
Lease rental income	63,339		103,453		114,290
Depreciation expense	939		916		794
Interest expense	367		271
Segment income (loss) before income tax and noncontrolling interests (1)	23,641	[1]	27,747	[1]	20,322
Total assets	180,933		184,215		152,801
Purchase of containers and fixed assets	194		12,706		709
Income before income taxes and non controlling interest	23,641	[1]	27,747	[1]	20,322
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	891		1,552		2,948
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	62,448		101,901		111,342
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	3,532		7,398		3,450
Segment income (loss) before income tax and noncontrolling interests (1)	16,433	[1]	21,036	[1]	16,128
Total assets	12,050		19,573		45,110
Income before income taxes and non controlling interest	16,433	[1]	21,036	[1]	16,128
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests (1)	(3,254)	[1]	(4,089)	[1]	(4,083)
Total assets	13,691		7,206		10,653
Income before income taxes and non controlling interest	(3,254)	[1]	(4,089)	[1]	(4,083)
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	5,271		7,590		8,529
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	5,271		7,590		8,529
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue	392		219		235
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	54,899		48,215		48,646
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	129		1,646		2,752
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	12,575		12,323		12,132
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	4,750		5,725		5,542
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense	(7,675)		(7,376)		(6,736)
Segment income (loss) before income tax and noncontrolling interests (1)	(5,352)	[1]	(486)	[1]	(2,258)
Total assets	(107,164)		(109,678)		(88,733)
Income before income taxes and non controlling interest	(5,352)	[1]	(486)	[1]	(2,258)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (67,474)		$ (60,538)		$ (60,778)

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $6,044, $15,442 and $5,790 for the years ended December 31, 2020, 2019 and 2018, respectively, and write-off of unamortized deferred debt issuance costs and bond discounts of $8,750, $0 and $881 for the years ended December 31, 2020, 2019 and 2018, respectively.